BUSINESS COMBINATIONS - Stateside Additional information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives		3 years	3 years
State side [Member]
Business Acquisition [Line Items]
Net revenue since the acquisition date	$ 530,000
Net income since the acquisition date	$ 69,000
State side [Member] | Customer relationships
Business Acquisition [Line Items]
Estimated useful lives	3 years